Basis of Presentation - Summary of Store activity (Details) - Store	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Store Activity [Line Items]
Stores, end of the period		119	119
Franchised Stores [Member]
Schedule Of Store Activity [Line Items]
Stores, beginning of the period	117	98	102	117	109
Stores opened during the period		1	3	9
Stores transferred/sold to the Company	(2)			(2)	0
Stores closed during the period	(22)	(2)	(8)	(22)	(7)
Stores, end of the period	102	97	97	102	117
Corporate Owned Stores [Member]
Schedule Of Store Activity [Line Items]
Stores, beginning of the period		19	17	13
Stores opened during the period		3	5	2
Stores transferred/sold to the Company				2
Stores, end of the period	17	22	22	17	13